Research And Development (Narrative) (Details)	12 Months Ended			12 Months Ended
	Dec. 31, 2011	Dec. 31, 2011 Levitech B.V. [Member]	Dec. 31, 2009 Research And Development Expense [Member] Levitech B.V. [Member]	Dec. 31, 2009 Rapid Thermal Processing [Member]
Research And Development [Line Items]
Percentage of product sales repayable	4.00%
Percentage of interest acquired in subsidiary	52.17%	20.00%	20.00%
Issued patents				50
Pending patents				23